6. Derivative Liability	12 Months Ended
Dec. 31, 2019
Notes
6. Derivative Liability

6. Derivative Liability

The Company records the fair value of the reset provision of its exercise price of share purchase warrants in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of operations. During the year ended December 31, 2019, the Company recorded a loss on the change in fair value of the derivative liability of $nil (2018 – $29,168; 2017 - $88,501).

A summary of the activity of the derivative liability is shown below:

$
Balance, December 31, 2017	52,491
Adjustment for conversion	(81,659)
Mark to market adjustment	29,168

Balance, December 31, 2018 and 2019	-